Vanguard® Short Duration Bond ETF
Schedule of Investments (unaudited)
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (41.8%)
U.S. Government Securities (32.0%)
	United States Treasury Note/Bond	1.500%	1/31/2027	491	480
	United States Treasury Note/Bond	1.125%	2/28/2027	62	60
	United States Treasury Note/Bond	1.875%	2/28/2027	343	337
	United States Treasury Note/Bond	3.750%	4/30/2027	1,925	1,931
	United States Treasury Note/Bond	3.875%	5/31/2027	1,876	1,886
[1]	United States Treasury Note/Bond	0.500%	6/30/2027	919	879
	United States Treasury Note/Bond	3.250%	6/30/2027	2,436	2,428
	United States Treasury Note/Bond	4.375%	7/15/2027	1,382	1,400
	United States Treasury Note/Bond	0.375%	7/31/2027	1,709	1,628
	United States Treasury Note/Bond	2.750%	7/31/2027	1,429	1,413
	United States Treasury Note/Bond	3.750%	8/15/2027	1,840	1,848
	United States Treasury Note/Bond	3.875%	10/15/2027	2,780	2,799
	United States Treasury Note/Bond	3.500%	10/31/2027	1,638	1,638
	United States Treasury Note/Bond	4.125%	11/15/2027	1,213	1,227
[2]	United States Treasury Note/Bond	3.875%	12/31/2027	1,946	1,960
	United States Treasury Note/Bond	1.125%	2/29/2028	702	668
	United States Treasury Note/Bond	1.250%	3/31/2028	497	473
	United States Treasury Note/Bond	3.750%	4/15/2028	827	831
	United States Treasury Note/Bond	2.875%	5/15/2028	470	463
	United States Treasury Note/Bond	1.250%	6/30/2028	466	441
	United States Treasury Note/Bond	3.875%	7/15/2028	1,157	1,167
	United States Treasury Note/Bond	1.000%	7/31/2028	604	567
	United States Treasury Note/Bond	3.500%	10/15/2028	1,233	1,232
	United States Treasury Note/Bond	4.875%	10/31/2028	470	487
	United States Treasury Note/Bond	1.500%	11/30/2028	418	394
	United States Treasury Note/Bond	4.375%	11/30/2028	602	616
	United States Treasury Note/Bond	1.375%	12/31/2028	411	386
	United States Treasury Note/Bond	1.875%	2/28/2029	368	350
	United States Treasury Note/Bond	4.250%	2/28/2029	600	612
	United States Treasury Note/Bond	4.625%	4/30/2029	763	788
	United States Treasury Note/Bond	2.750%	5/31/2029	233	227
	United States Treasury Note/Bond	4.500%	5/31/2029	787	810
	United States Treasury Note/Bond	4.000%	7/31/2029	400	405
	United States Treasury Note/Bond	3.625%	8/31/2029	1,300	1,300
	United States Treasury Note/Bond	3.875%	9/30/2029	953	961
	United States Treasury Note/Bond	4.125%	11/30/2029	410	417
	United States Treasury Note/Bond	4.250%	1/31/2030	568	581
	United States Treasury Note/Bond	1.500%	2/15/2030	369	339
	United States Treasury Note/Bond	4.000%	2/28/2030	646	654
	United States Treasury Note/Bond	3.625%	3/31/2030	264	264
	United States Treasury Note/Bond	4.000%	3/31/2030	313	317
	United States Treasury Note/Bond	3.500%	4/30/2030	472	469
	United States Treasury Note/Bond	0.625%	5/15/2030	600	527
	United States Treasury Note/Bond	3.875%	6/30/2030	1,100	1,109
	United States Treasury Note/Bond	4.000%	7/31/2032	480	483
					40,252
Conventional Mortgage-Backed Securities (9.8%)
[3,4]	Ginnie Mae	5.500%	1/15/2055	1,745	1,762
[3,4]	Ginnie Mae	6.000%	1/15/2055	1,000	1,019
[3,4]	Ginnie Mae	6.500%	1/15/2055	530	548
[3,4,5]	UMBS Pool	1.500%	1/15/2040	525	475
[3,4,5]	UMBS Pool	2.000%	1/15/2040	875	809
[3,4,5]	UMBS Pool	2.500%	1/20/2041	400	378
[3,4,5]	UMBS Pool	3.000%	1/20/2041	150	144
[3,4,5]	UMBS Pool	4.500%	1/15/2040	195	195
[3,4,5]	UMBS Pool	5.000%	1/15/2040	295	299
[3,4,5]	UMBS Pool	5.500%	1/15/2040–1/15/2055	1,950	1,979
[3,4,5]	UMBS Pool	6.000%	1/15/2055	2,985	3,064
[3,4,5]	UMBS Pool	6.500%	1/15/2055	1,370	1,424

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4,5]	UMBS Pool	7.000%	1/15/2055	200	210
					12,306
Total U.S. Government and Agency Obligations (Cost $52,455)					52,558
Asset-Backed/Commercial Mortgage-Backed Securities (12.6%)
[3,6]	Affirm Master Trust Class A Series 2025-3A	4.450%	10/16/2034	310	311
[3,6]	Affirm Master Trust Class C Series 2025-3A	4.890%	10/16/2034	140	140
[3,6]	Ally Bank Auto Credit-Linked Notes Class C Series 2025-B	4.697%	9/15/2033	232	234
[3,6]	AMSR Trust Class A Series 2025-SFR2	4.275%	11/17/2042	140	138
[3,6]	AMSR Trust Class B Series 2025-SFR2	4.275%	11/17/2042	100	97
[3,6]	AutoNation Finance Trust Class B Series 2025-1A	5.030%	8/12/2030	300	305
[3,6]	AutoNation Finance Trust Class D Series 2025-1A	5.630%	9/10/2032	300	306
[3,6,7]	Barings CLO Ltd. Class B Series 2025-7A, TSFR3M + 1.500%	5.228%	1/15/2038	150	150
[3,6,7]	Basswood Park CLO Ltd. Class BR Series 2021-1A, TSFR3M + 1.500%	5.384%	4/20/2034	100	100
[3,7]	BBCMS Mortgage Trust Class AS Series 2024-5C25	6.358%	3/15/2057	410	427
[3,6,7]	Benefit Street Partners CLO IV Ltd. Class AR5 Series 2014-IVA, TSFR3M + 1.250%	5.204%	10/20/2038	100	100
[3,6,7]	BFLD Commercial Mortgage Trust Class A Series 2025-5MW	4.674%	10/10/2042	100	100
[3]	Bridgecrest Lending Auto Securitization Trust Class C Series 2025-4	4.800%	8/15/2031	40	40
[3,6]	BX Trust Class A Series 2019-OC11	3.202%	12/9/2041	220	209
[3,6,7]	BX Trust Class A Series 2025-ARIA	5.031%	12/13/2042	60	61
[3,6,7]	Capital Street Master Trust Class A Series 2025-1, SOFR30A + 1.100%	5.074%	8/16/2029	160	160
[3]	CarMax Auto Owner Trust Class C Series 2025-4	4.810%	9/15/2031	30	30
[3]	CarMax Auto Owner Trust Class D Series 2025-2	5.740%	10/15/2031	200	204
[3]	CarMax Auto Owner Trust Class D Series 2025-4	5.110%	5/17/2032	20	20
[3,6,7]	CENT Trust Class A Series 2025-CITY	4.920%	7/10/2040	200	202
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-B2	4.009%	3/10/2051	350	348
[3,6]	Compass Datacenters Issuer II LLC Class A1 Series 2025-2A	4.926%	11/25/2050	180	180
[3,6]	Compass Datacenters Issuer III LLC Class A2 Series 2025-3A	5.286%	7/25/2050	250	252
[3,6]	Concord Music Royalties LLC Class A2 Series 2025-1A	5.507%	7/20/2075	375	378
[3,6]	Crossroads Asset Trust Class A2 Series 2025-A	4.910%	2/20/2032	294	297
[3,6]	DB Master Finance LLC Class A23 Series 2019-1A	4.352%	5/20/2049	398	393
[3,6]	DB Master Finance LLC Class A2I Series 2025-1A	4.891%	8/20/2055	130	130
[3,6]	Dell Equipment Finance Trust Class D Series 2025-2	4.830%	3/22/2032	100	100
[3]	Drive Auto Receivables Trust Class D Series 2025-2	4.900%	12/15/2032	380	380
[3]	Exeter Automobile Receivables Trust Class D Series 2025-5A	5.160%	3/15/2032	130	131
[3,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R02, SOFR30A + 1.000%	4.874%	2/25/2045	384	384
[3,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2025-R05, SOFR30A + 1.000%	4.874%	7/25/2045	320	321
[3,5,6,7]	Federal Home Loan Mortgage Corp. STACR REMICS Trust Class A1 Series 2025-DNA3, SOFR30A + 0.950%	4.824%	9/25/2045	71	71
[3,6]	First Investors Auto Owner Trust Class D Series 2025-1A	5.220%	12/15/2033	30	30
[3,6]	Ford Credit Floorplan Master Owner Trust A Class B Series 2024-3	4.500%	9/15/2029	265	267
[3,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA2, SOFR30A + 1.100%	4.974%	5/25/2045	295	296
[3]	GM Financial Automobile Leasing Trust Class C Series 2025-2	5.040%	10/22/2029	100	101
[3]	GM Financial Consumer Automobile Receivables Trust Class C Series 2025-3	4.730%	1/18/2033	50	50
[3]	Harley-Davidson Motorcycle Trust Class A4 Series 2025-A	4.790%	2/15/2033	400	407
[3,6]	Hertz Vehicle Financing III LLC Class A Series 2025-5A	4.620%	5/25/2030	100	100
[3,6]	Hertz Vehicle Financing III LLC Class A Series 2025-6A	4.890%	5/25/2032	100	100
[3,6]	Hertz Vehicle Financing III LLC Class C Series 2025-6A	5.820%	5/25/2032	100	100
[3,6]	HPEFS Equipment Trust Class D Series 2025-2A	4.770%	5/20/2033	100	100
[3]	Hyundai Auto Receivables Trust Class C Series 2025-B	4.920%	7/15/2032	400	408
[3,6,7]	INT Commercial Mortgage Trust Class A Series 2025-PLAZA	4.879%	11/5/2037	100	100
[3,6,7]	Lighthouse Park CLO Ltd. Class B Series 2025-1A, TSFR3M + 1.450%	5.371%	10/24/2037	100	100
[3,6]	Lyra Music Assets Delaware LP Class A2 Series 2025-1A	5.604%	9/20/2065	130	131
[3,6]	Navient Refinance Loan Trust Class A Series 2025-C	4.800%	10/15/2055	97	97
[3,6]	Nelnet Student Loan Trust Class A1A Series 2025-DA	4.650%	8/20/2054	100	100
[3,6]	Nelnet Student Loan Trust Class B Series 2025-DA	4.860%	8/20/2054	100	100
[3,6,7]	NYC Commercial Mortgage Trust Class A Series 2025-28L	4.668%	11/5/2038	100	100
[3,6]	Onemain Financial Issuance Trust Class A Series 2025-1A	4.820%	7/14/2038	375	379
[3,6]	Onemain Financial Issuance Trust Class B Series 2025-1A	5.050%	7/14/2038	250	253
[3,6]	Progress Residential Trust Class A Series 2025-SFR2	3.305%	4/17/2042	100	95
[3,6]	Progress Residential Trust Class A Series 2025-SFR6	4.000%	12/17/2042	160	155
[3,6]	Progress Residential Trust Class B Series 2025-SFR6	4.000%	12/17/2042	110	105
[3,6]	RCKT Trust Class B Series 2025-2A	4.600%	11/27/2034	100	100
[3,6,7,8]	Red Oak Funding Master Trust Class A Series 2025-1A, SOFR30A + 2.000%	5.984%	12/20/2030	50	50
[3,6]	Retained Vantage Data Centers Issuer LLC Class A2A Series 2025-1A	5.091%	8/15/2050	150	149
[3,6]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-A	5.818%	6/15/2032	277	281
[3]	Santander Drive Auto Receivables Trust Class C Series 2024-5	4.780%	1/15/2031	193	195
[3]	Santander Drive Auto Receivables Trust Class D Series 2025-3	5.110%	9/15/2031	310	311

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Santander Drive Auto Receivables Trust Class D Series 2025-4	4.950%	1/15/2032	250	251
[3,6]	SBNA Auto Receivables Trust Class D Series 2025-SF1	5.340%	9/15/2031	375	377
[3,6]	Securitized Term Auto Receivables Trust Class D Series 2025-B	5.463%	12/29/2032	153	154
[3,6]	SFS Auto Receivables Securitization Trust Class B Series 2024-1A	5.380%	1/21/2031	330	337
[3,6]	SFS Auto Receivables Securitization Trust Class C Series 2025-2A	5.050%	4/20/2033	200	203
[3,6]	SFS Auto Receivables Securitization Trust Class C Series 2025-3A	4.640%	11/21/2033	100	100
[3,6]	Switch ABS Issuer LLC Class A21 Series 2025-2A	5.121%	10/25/2055	130	130
[3,6]	Taco Bell Funding LLC Class A2I Series 2025-1A	4.821%	8/25/2055	290	288
[3,6]	Tesla Lease Electric Vehicle Securitization LLC Class B Series 2025-A	4.790%	6/20/2029	40	40
[3,6]	Tesla Lease Electric Vehicle Securitization LLC Class C Series 2025-A	5.090%	6/20/2029	60	60
[3,6]	Trafigura Securitisation Finance plc Class A2 Series 2024-1A	5.980%	11/15/2027	200	202
[3,6]	Tricon Residential Trust Class B Series 2024-SFR4	4.650%	11/17/2041	150	149
[3,6]	Trinity Rail Leasing LLC Class A Series 2025-1A	5.090%	10/19/2055	99	99
[3,6]	Truist Bank Auto Credit-Linked Notes Class B Series 2025-1	4.728%	9/26/2033	152	153
[3,6]	US Bank C&I Credit-Linked Notes Class B1 Series 2025-SUP2	4.818%	9/25/2032	230	231
[3,6]	Vantage Data Centers Issuer LLC Class A2 Series 2025-2A	5.239%	11/15/2055	320	317
[3,6]	Vantage Data Centers LLC Class A2 Series 2025-1A	5.132%	8/15/2055	320	316
[3]	Verizon Master Trust Class C Series 2025-1	5.090%	1/21/2031	350	355
[3,6]	Verizon Master Trust Class C Series 2025-8	4.600%	8/22/2033	100	100
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/2050	300	297
[3,6]	Wendy's Funding LLC Class A2II Series 2018-1A	3.884%	3/15/2048	120	118
[3,6]	Westlake Flooring Master Trust Class B Series 2025-1A	4.840%	10/15/2029	50	50
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $15,689)					15,786
Corporate Bonds (45.4%)
Communications (3.8%)
[6]	Altice France SA	6.500%	4/15/2032	105	101
[6]	AMC Networks Inc.	10.250%	1/15/2029	30	31
	AMC Networks Inc.	4.250%	2/15/2029	71	63
[6]	AMC Networks Inc.	10.500%	7/15/2032	25	28
[6]	Cable One Inc.	4.000%	11/15/2030	70	54
[6]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/2027	180	180
[6]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/2030	90	85
[6]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	2/1/2032	40	37
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/2028	170	168
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.200%	3/15/2028	97	96
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/2029	300	281
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/2029	500	506
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.100%	6/1/2029	850	887
[3,6]	Cipher Compute LLC	7.125%	11/15/2030	50	51
[6]	Cox Communications Inc.	3.500%	8/15/2027	100	99
[6]	CSC Holdings LLC	11.250%	5/15/2028	140	111
[6]	CSC Holdings LLC	11.750%	1/31/2029	60	45
[6]	CSC Holdings LLC	4.125%	12/1/2030	30	18
[6]	CSC Holdings LLC	4.500%	11/15/2031	40	24
[6]	Directv Financing LLC	8.875%	2/1/2030	15	15
[6]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	10.000%	2/15/2031	110	112
[6]	DISH Network Corp.	11.750%	11/15/2027	246	256
[6]	EW Scripps Co.	9.875%	8/15/2030	5	5
[6]	Flash Compute LLC	7.250%	12/31/2030	10	10
	Fox Corp.	4.709%	1/25/2029	30	30
	Meta Platforms Inc.	4.200%	11/15/2030	310	311
[6]	Midcontinent Communications	8.000%	8/15/2032	80	82
	Telefonica Emisiones SA	4.103%	3/8/2027	125	125
	T-Mobile USA Inc.	2.625%	2/15/2029	200	191
	Uber Technologies Inc.	4.150%	1/15/2031	80	80
[6]	Univision Communications Inc.	8.500%	7/31/2031	70	73
[6]	Univision Communications Inc.	9.375%	8/1/2032	5	5
	Verizon Communications Inc.	4.016%	12/3/2029	475	471
[6]	Versant Media Group Inc.	7.250%	1/30/2031	5	5
[6]	WULF Compute LLC	7.750%	10/15/2030	77	79
					4,715
Consumer Discretionary (4.1%)
[6]	Advance Auto Parts Inc.	7.000%	8/1/2030	57	57
[6]	Advance Auto Parts Inc.	7.375%	8/1/2033	7	7
	Amazon.com Inc.	3.900%	11/20/2028	45	45
	Amazon.com Inc.	4.100%	11/20/2030	65	65
	American Honda Finance Corp.	4.550%	7/9/2027	75	76
	AutoZone Inc.	3.750%	6/1/2027	121	121

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AutoZone Inc.	3.750%	4/18/2029	105	103
	Bath & Body Works Inc.	7.500%	6/15/2029	190	194
[6]	Beach Acquisition Bidco LLC	10.000%	7/15/2033	80	88
[6]	Belron UK Finance plc	5.750%	10/15/2029	70	72
[6]	BMW US Capital LLC	4.150%	8/11/2027	30	30
[6]	BMW US Capital LLC	4.500%	8/11/2030	55	55
[6]	Caesars Entertainment Inc.	4.625%	10/15/2029	20	19
[6]	Carnival Corp.	5.125%	5/1/2029	15	15
[6]	Carnival Corp.	5.875%	6/15/2031	10	10
[6]	Churchill Downs Inc.	5.500%	4/1/2027	40	40
[6]	Churchill Downs Inc.	4.750%	1/15/2028	100	100
[6]	Clarios Global LP / Clarios US Finance Co.	6.750%	2/15/2030	128	134
[6]	Clarios Global LP / Clarios US Finance Co.	6.750%	9/15/2032	5	5
	Cornell University	4.169%	6/15/2030	20	20
	eBay Inc.	4.250%	3/6/2029	305	306
	eBay Inc.	2.700%	3/11/2030	20	19
[6]	Flutter Treasury DAC	5.875%	6/4/2031	155	157
	General Motors Co.	5.350%	4/15/2028	150	154
	General Motors Co.	5.400%	10/15/2029	100	104
	General Motors Financial Co. Inc.	5.400%	5/8/2027	335	341
	General Motors Financial Co. Inc.	6.000%	1/9/2028	350	362
	General Motors Financial Co. Inc.	4.900%	10/6/2029	85	86
	General Motors Financial Co. Inc.	5.350%	1/7/2030	10	10
	General Motors Financial Co. Inc.	5.450%	7/15/2030	505	524
[6]	Gildan Activewear Inc.	4.700%	10/7/2030	25	25
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	45	46
	Lowe's Cos. Inc.	3.950%	10/15/2027	130	130
	Lowe's Cos. Inc.	4.000%	10/15/2028	75	75
	Lowe's Cos. Inc.	4.250%	3/15/2031	220	219
[6]	MIWD Holdco II LLC / MIWD Finance Corp.	5.500%	2/1/2030	5	5
[6]	NCL Corp. Ltd.	7.750%	2/15/2029	20	21
[6]	NCL Corp. Ltd.	5.875%	1/15/2031	15	15
[6]	Newell Brands Inc.	8.500%	6/1/2028	35	37
	Newell Brands Inc.	6.625%	9/15/2029	80	80
	Newell Brands Inc.	6.375%	5/15/2030	40	39
[6]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	10	10
[6]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	170	170
[6]	Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp.	6.250%	10/15/2030	5	5
	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp.	5.250%	7/15/2029	30	28
[6]	Stellantis Finance US Inc.	5.625%	1/12/2028	375	383
[6]	Stellantis Financial Services US Corp.	4.950%	9/15/2028	200	203
[6]	Stellantis Financial Services US Corp.	5.400%	9/15/2030	200	203
[6]	Vail Resorts Inc.	5.625%	7/15/2030	10	10
	Whirlpool Corp.	6.125%	6/15/2030	50	50
[6]	ZF North America Capital Inc.	7.125%	4/14/2030	120	121
					5,194
Consumer Staples (3.8%)
[6]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	5.875%	2/15/2028	240	241
[6]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	5.500%	3/31/2031	5	5
	BAT Capital Corp.	3.557%	8/15/2027	260	258
	BAT Capital Corp.	2.259%	3/25/2028	10	10
	BAT Capital Corp.	4.906%	4/2/2030	270	276
	BAT Capital Corp.	6.343%	8/2/2030	75	81
	BAT International Finance plc	5.931%	2/2/2029	100	105
[6]	Cargill Inc.	4.125%	10/23/2030	35	35
	Conagra Brands Inc.	4.850%	11/1/2028	50	51
	Constellation Brands Inc.	4.800%	5/1/2030	70	71
[6]	Darling Ingredients Inc.	5.250%	4/15/2027	40	40
[6]	Energizer Holdings Inc.	4.375%	3/31/2029	95	91
	Keurig Dr Pepper Inc.	3.200%	5/1/2030	50	47
	Keurig Dr Pepper Inc.	4.600%	5/15/2030	30	30
	Kraft Heinz Foods Co.	3.750%	4/1/2030	5	5
	Kroger Co.	2.200%	5/1/2030	15	14
[6]	Mars Inc.	4.600%	3/1/2028	450	456
[6]	Mars Inc.	4.550%	4/20/2028	20	20
[6]	Opal Bidco SAS	6.500%	3/31/2032	120	123
[6]	Performance Food Group Inc.	5.500%	10/15/2027	180	180
	Philip Morris International Inc.	4.375%	11/1/2027	53	53
	Philip Morris International Inc.	3.875%	10/27/2028	275	275

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philip Morris International Inc.	4.875%	2/13/2029	175	179
	Philip Morris International Inc.	3.375%	8/15/2029	200	195
	Philip Morris International Inc.	4.625%	11/1/2029	250	254
	Philip Morris International Inc.	5.625%	11/17/2029	150	158
	Philip Morris International Inc.	5.125%	2/15/2030	151	156
	Philip Morris International Inc.	4.375%	4/30/2030	350	352
	Philip Morris International Inc.	4.000%	10/29/2030	270	267
	Tyson Foods Inc.	3.550%	6/2/2027	130	129
	Tyson Foods Inc.	4.350%	3/1/2029	620	622
	Tyson Foods Inc.	5.400%	3/15/2029	10	10
					4,789
Energy (3.4%)
[6]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	5.875%	6/30/2029	190	191
[6]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.625%	7/15/2026	85	85
[6]	Chord Energy Corp.	6.000%	10/1/2030	10	10
[6]	Civitas Resources Inc.	8.750%	7/1/2031	42	44
[6]	Civitas Resources Inc.	9.625%	6/15/2033	92	99
	ConocoPhillips Co.	4.700%	1/15/2030	20	20
	Coterra Energy Inc.	3.900%	5/15/2027	150	150
	DCP Midstream Operating LP	5.625%	7/15/2027	70	71
	Ecopetrol SA	4.625%	11/2/2031	20	18
	Energy Transfer LP	5.250%	4/15/2029	48	49
	Energy Transfer LP	4.150%	9/15/2029	100	99
	EOG Resources Inc.	4.400%	1/15/2031	40	40
	EQT Corp.	4.500%	1/15/2029	120	120
[6]	Excelerate Energy LP	8.000%	5/15/2030	160	169
	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	315	285
	Helmerich & Payne Inc.	4.850%	12/1/2029	53	53
	KazMunayGas National Co. JSC	5.375%	4/24/2030	200	204
	MPLX LP	4.800%	2/15/2029	50	51
	Occidental Petroleum Corp.	5.000%	8/1/2027	35	36
	ONEOK Inc.	4.550%	7/15/2028	100	101
	ONEOK Inc.	4.350%	3/15/2029	105	105
	OQ SAOC	5.125%	5/6/2028	300	303
	Petrobras Global Finance BV	5.125%	9/10/2030	23	23
[3]	Petroleos Mexicanos	8.750%	6/2/2029	472	506
[6]	Rockies Express Pipeline LLC	4.950%	7/15/2029	30	30
[6]	SM Energy Co.	6.750%	8/1/2029	80	81
[9]	Southern Gas Corridor CJSC	6.875%	3/24/2026	200	201
[6]	Sunoco LP	5.625%	3/15/2031	25	25
	Sunoco LP / Sunoco Finance Corp.	6.000%	4/15/2027	40	40
	Targa Resources Corp.	6.150%	3/1/2029	85	89
	TransCanada PipeLines Ltd.	4.100%	4/15/2030	30	30
[6]	Transocean International Ltd.	8.250%	5/15/2029	50	50
	Uzbekneftegaz JSC	8.750%	5/7/2030	506	543
[6]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	75	70
[6]	Venture Global LNG Inc.	8.375%	6/1/2031	130	129
[6]	Venture Global LNG Inc.	9.875%	2/1/2032	50	52
[6]	Venture Global Plaquemines LNG LLC	6.125%	12/15/2030	20	20
[6]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	70	72
					4,264
Financials (14.4%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/2027	100	99
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/2027	40	40
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.750%	6/6/2028	50	52
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/2028	100	97
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	9/10/2029	250	252
	Ally Financial Inc.	5.737%	5/15/2029	50	51
	American Express Co.	5.532%	4/25/2030	250	261
	Apollo Debt Solutions BDC	5.875%	8/30/2030	75	76
[6]	Asurion LLC & Asurion Co-Issuer Inc.	8.000%	12/31/2032	30	31
[6]	Athene Global Funding	5.349%	7/9/2027	70	71
[6]	Athene Global Funding	4.830%	5/9/2028	200	202
	Banco Santander SA	4.250%	4/11/2027	75	75
	Banco Santander SA	6.607%	11/7/2028	340	363
	Banco Santander SA	5.565%	1/17/2030	100	104
	Banco Santander SA	5.538%	3/14/2030	100	103
	Bank of America Corp.	3.194%	7/23/2030	620	599
	Blackstone Secured Lending Fund	5.350%	4/13/2028	19	19

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Block Inc.	5.625%	8/15/2030	60	61
[6]	Bread Financial Holdings Inc.	6.750%	5/15/2031	15	16
	Brown & Brown Inc.	4.700%	6/23/2028	17	17
	Canadian Imperial Bank of Commerce	4.857%	3/30/2029	250	254
	Canadian Imperial Bank of Commerce	5.260%	4/8/2029	128	133
	Capital One Financial Corp.	4.493%	9/11/2031	125	125
[6]	Citadel Securities Global Holdings LLC	5.500%	6/18/2030	250	257
	Citigroup Inc.	4.786%	3/4/2029	125	127
	Citigroup Inc.	4.952%	5/7/2031	325	332
	Citigroup Inc.	4.503%	9/11/2031	319	320
	Citizens Bank NA / Providence RI	4.575%	8/9/2028	40	40
	Citizens Financial Group Inc.	5.253%	3/5/2031	50	51
[6]	Cooperatieve Rabobank UA	5.564%	2/28/2029	20	21
	Corebridge Financial Inc.	6.875%	12/15/2052	70	72
	Deutsche Bank AG	2.552%	1/7/2028	150	148
	Deutsche Bank AG	5.373%	1/10/2029	450	459
	Deutsche Bank AG	6.819%	11/20/2029	160	171
	Deutsche Bank AG	5.297%	5/9/2031	100	102
	Deutsche Bank AG	4.950%	8/4/2031	150	152
	Deutsche Bank AG	3.547%	9/18/2031	150	143
[6]	DNB Bank ASA	4.384%	11/4/2031	320	319
[6]	Fair Isaac Corp.	5.250%	5/15/2026	40	40
[6]	Fair Isaac Corp.	4.000%	6/15/2028	230	227
	Fifth Third Bancorp	4.055%	4/25/2028	106	106
[6]	Freedom Mortgage Corp.	6.625%	1/15/2027	40	40
[6]	Freedom Mortgage Holdings LLC	6.875%	5/1/2031	10	10
[6]	Global Atlantic Fin Co.	3.125%	6/15/2031	26	23
	Goldman Sachs Group Inc.	5.727%	4/25/2030	100	104
	Goldman Sachs Group Inc.	5.049%	7/23/2030	30	31
[6]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	8.125%	2/15/2032	40	41
	HSBC Holdings plc	7.390%	11/3/2028	30	32
	HSBC Holdings plc	4.899%	3/3/2029	30	30
	HSBC Holdings plc	4.950%	3/31/2030	30	31
	HSBC Holdings plc	5.240%	5/13/2031	200	206
	HSBC Holdings plc	4.619%	11/6/2031	230	231
	Huntington Bancshares Inc.	4.443%	8/4/2028	185	186
	Huntington National Bank	4.552%	5/17/2028	200	201
	Huntington National Bank	5.650%	1/10/2030	100	105
	JPMorgan Chase & Co.	6.070%	10/22/2027	75	76
	JPMorgan Chase & Co.	4.979%	7/22/2028	100	101
	JPMorgan Chase & Co.	4.505%	10/22/2028	100	101
	JPMorgan Chase & Co.	4.005%	4/23/2029	100	100
	JPMorgan Chase & Co.	6.087%	10/23/2029	200	211
	JPMorgan Chase & Co.	5.012%	1/23/2030	181	186
	JPMorgan Chase & Co.	2.522%	4/22/2031	20	19
	M&T Bank Corp.	4.553%	8/16/2028	285	287
	M&T Bank Corp.	5.179%	7/8/2031	85	87
	M&T Bank Corp.	5.400%	7/30/2035	39	39
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	250	252
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/2027	200	196
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	100	103
	Mizuho Financial Group Inc.	4.711%	7/8/2031	200	202
	Morgan Stanley	6.407%	11/1/2029	75	79
	Morgan Stanley	5.173%	1/16/2030	75	77
	Morgan Stanley	5.042%	7/19/2030	50	51
	Morgan Stanley Bank NA	4.952%	1/14/2028	600	605
	Morgan Stanley Bank NA	5.016%	1/12/2029	477	486
	Morgan Stanley Private Bank NA	4.466%	7/6/2028	350	352
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	250	251
	Nomura Holdings Inc.	5.842%	1/18/2028	200	206
	OneMain Finance Corp.	6.625%	5/15/2029	20	21
[6]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.400%	7/1/2027	300	301
[6]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/2027	40	41
[6]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.250%	7/1/2029	20	21
[6]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.350%	11/1/2029	50	48
[6]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	160	170
	Prudential Financial Inc.	4.500%	9/15/2047	70	69
	Regions Financial Corp.	1.800%	8/12/2028	250	237
	Regions Financial Corp.	5.722%	6/6/2030	300	313
	RenaissanceRe Finance Inc.	3.450%	7/1/2027	125	124

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Rocket Cos. Inc.	6.125%	8/1/2030	200	207
	Royal Bank of Canada	4.522%	10/18/2028	106	107
	Royal Bank of Canada	4.965%	1/24/2029	100	102
	Royal Bank of Canada	4.969%	8/2/2030	30	31
	Royal Bank of Canada	4.650%	10/18/2030	50	51
	Royal Bank of Canada	4.970%	5/2/2031	225	230
	Santander UK Group Holdings plc	6.534%	1/10/2029	350	366
	Santander UK Group Holdings plc	4.858%	9/11/2030	250	253
	Sixth Street Lending Partners	5.750%	1/15/2030	10	10
	Sixth Street Specialty Lending Inc.	6.125%	3/1/2029	35	36
	State Street Corp.	4.834%	4/24/2030	60	62
	Suci Second Investment Co.	4.375%	9/10/2027	930	931
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	100	103
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/2029	100	96
	Synovus Bank / Columbus GA	5.957%	1/15/2036	250	252
	Synovus Financial Corp.	6.168%	11/1/2030	35	36
	Toronto-Dominion Bank	4.783%	12/17/2029	100	102
	Truist Financial Corp.	5.071%	5/20/2031	60	62
	UBS AG	4.864%	1/10/2028	250	252
[6]	UBS Group AG	4.151%	12/23/2029	700	699
[6]	UBS Group AG	3.126%	8/13/2030	210	201
[6]	UBS Group AG	4.398%	9/23/2031	250	249
	US Bancorp	5.384%	1/23/2030	85	88
	US Bank NA	4.730%	5/15/2028	99	100
	Verisk Analytics Inc.	4.500%	8/15/2030	39	39
	Wells Fargo & Co.	2.393%	6/2/2028	100	98
	Wells Fargo & Co.	4.808%	7/25/2028	20	20
	Wells Fargo & Co.	4.970%	4/23/2029	100	102
	Wells Fargo & Co.	5.244%	1/24/2031	200	207
	Wells Fargo & Co.	5.150%	4/23/2031	100	103
					18,066
Health Care (2.6%)
[6]	1261229 BC Ltd.	10.000%	4/15/2032	115	120
	Amgen Inc.	1.650%	8/15/2028	5	5
	Ascension Health	4.078%	11/15/2028	60	60
	Ascension Health	4.294%	11/15/2030	100	100
	Baxter International Inc.	3.950%	4/1/2030	20	19
	Baxter International Inc.	4.900%	12/15/2030	25	25
	Becton Dickinson & Co.	4.874%	2/8/2029	50	51
	Becton Dickinson & Co.	2.823%	5/20/2030	18	17
	Centene Corp.	3.375%	2/15/2030	20	18
[6]	Charles River Laboratories International Inc.	3.750%	3/15/2029	45	44
	CommonSpirit Health	4.352%	9/1/2030	35	35
	CVS Health Corp.	1.300%	8/21/2027	65	62
	CVS Health Corp.	5.000%	1/30/2029	275	281
	CVS Health Corp.	3.250%	8/15/2029	30	29
	CVS Health Corp.	5.125%	2/21/2030	220	226
	CVS Health Corp.	1.750%	8/21/2030	85	76
[6]	DaVita Inc.	4.625%	6/1/2030	10	10
	Elevance Health Inc.	4.000%	9/15/2028	130	130
	Elevance Health Inc.	2.250%	5/15/2030	25	23
[6]	Endo Finance Holdings Inc.	8.500%	4/15/2031	40	42
	GE HealthCare Technologies Inc.	4.150%	12/15/2028	175	176
	GE HealthCare Technologies Inc.	5.857%	3/15/2030	120	127
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	35	36
	HCA Inc.	3.125%	3/15/2027	53	52
	HCA Inc.	3.375%	3/15/2029	75	73
	HCA Inc.	3.500%	9/1/2030	150	144
	HCA Inc.	4.300%	11/15/2030	85	85
[6]	IQVIA Inc.	5.000%	10/15/2026	80	80
[6]	IQVIA Inc.	6.250%	6/1/2032	10	10
[6]	Medline Borrower LP	5.250%	10/1/2029	65	65
	Merck & Co. Inc.	4.150%	3/15/2031	35	35
[6,10]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	2.875%	4/30/2028	100	114
[6]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	4.125%	4/30/2028	40	39
	Pfizer Inc.	4.200%	11/15/2030	95	95
	Quest Diagnostics Inc.	4.625%	12/15/2029	200	203
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	98	97
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	35	36

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	4.400%	6/15/2028	10	10
	UnitedHealth Group Inc.	4.250%	1/15/2029	65	65
	UnitedHealth Group Inc.	4.800%	1/15/2030	35	36
	UnitedHealth Group Inc.	2.000%	5/15/2030	255	233
	UnitedHealth Group Inc.	4.650%	1/15/2031	30	31
					3,215
Industrials (2.6%)
[6]	Air Canada	3.875%	8/15/2026	440	438
[6]	Allied Universal Holdco LLC / Allied Universal Finance Corp.	6.875%	6/15/2030	20	21
[6]	Allison Transmission Inc.	5.875%	6/1/2029	40	41
[6]	American Airlines Inc.	8.500%	5/15/2029	20	21
[6]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/2029	5	5
	Amphenol Corp.	3.800%	11/15/2027	74	74
	Amphenol Corp.	3.900%	11/15/2028	40	40
	Amphenol Corp.	4.125%	11/15/2030	64	64
	Boeing Co.	5.040%	5/1/2027	53	54
	Boeing Co.	6.259%	5/1/2027	308	316
	Boeing Co.	3.250%	3/1/2028	25	25
	Boeing Co.	3.200%	3/1/2029	630	611
	Boeing Co.	6.298%	5/1/2029	30	32
	Boeing Co.	2.950%	2/1/2030	100	95
	Boeing Co.	5.150%	5/1/2030	232	238
[6]	BWX Technologies Inc.	4.125%	6/30/2028	65	64
[6]	BWX Technologies Inc.	4.125%	4/15/2029	150	146
[6]	Clean Harbors Inc.	5.125%	7/15/2029	40	40
[6]	Entegris Inc.	4.375%	4/15/2028	130	129
[6]	First Student Bidco Inc. / First Transit Parent Inc.	4.000%	7/31/2029	10	10
[6]	Garda World Security Corp.	7.750%	2/15/2028	20	20
[6]	Garda World Security Corp.	6.500%	1/15/2031	15	15
[6]	Garda World Security Corp.	8.250%	8/1/2032	15	15
[6]	Garda World Security Corp.	8.375%	11/15/2032	25	25
[6]	Gates Corp.	6.875%	7/1/2029	95	99
[6]	Herc Holdings Inc.	7.000%	6/15/2030	20	21
[6]	Herc Holdings Inc.	5.750%	3/15/2031	10	10
[6]	JetBlue Airways Corp. / JetBlue Loyalty LP	9.875%	9/20/2031	30	30
	John Deere Capital Corp.	4.550%	6/5/2030	100	102
	Otis Worldwide Corp.	2.565%	2/15/2030	50	47
	Regal Rexnord Corp.	6.300%	2/15/2030	20	21
	RTX Corp.	7.500%	9/15/2029	75	83
[6]	TransDigm Inc.	6.750%	8/15/2028	150	153
[6]	TransDigm Inc.	6.375%	5/31/2033	40	41
[6]	United Airlines Inc.	4.375%	4/15/2026	70	70
					3,216
Materials (2.3%)
[6]	Alcoa Nederland Holding BV	6.125%	5/15/2028	35	35
[6]	AmeriTex HoldCo Intermediate LLC	7.625%	8/15/2033	5	5
[6,10]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	5.000%	1/30/2031	100	119
[6]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	6.250%	1/30/2031	15	15
[6]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/2029	30	30
[6]	Chemours Co.	5.750%	11/15/2028	90	88
[6]	Chemours Co.	4.625%	11/15/2029	20	18
[6]	Cleveland-Cliffs Inc.	4.625%	3/1/2029	90	89
	Commercial Metals Co.	4.125%	1/15/2030	10	10
	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	200	198
	CRH SMW Finance DAC	5.200%	5/21/2029	200	206
	CRH SMW Finance DAC	5.125%	1/9/2030	150	155
	Eastman Chemical Co.	5.000%	8/1/2029	100	102
[6]	Element Solutions Inc.	3.875%	9/1/2028	140	137
	Freeport-McMoRan Inc.	4.625%	8/1/2030	128	129
[6]	Georgia-Pacific LLC	4.400%	6/30/2028	60	61
[6]	Georgia-Pacific LLC	2.300%	4/30/2030	60	55
[6]	Graphic Packaging International LLC	4.750%	7/15/2027	340	339
[6]	Hudbay Minerals Inc.	4.500%	4/1/2026	50	50
[6]	Inversion Escrow Issuer LLC	6.750%	8/1/2032	65	65
[6]	JH North America Holdings Inc.	5.875%	1/31/2031	30	31
[6]	Magnera Corp.	4.750%	11/15/2029	155	143
	Mosaic Co.	5.375%	11/15/2028	20	21
[6]	Novelis Corp.	4.750%	1/30/2030	50	48
[6]	Olympus Water US Holding Corp.	7.250%	2/15/2033	40	40

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Owens-Brockway Glass Container Inc.	6.625%	5/13/2027	230	231
[6]	Sealed Air Corp. / Sealed Air Corp. US	6.125%	2/1/2028	20	20
[6]	SNF Group SACA	3.125%	3/15/2027	260	255
[6]	SNF Group SACA	3.375%	3/15/2030	20	19
[6]	Solstice Advanced Materials Inc.	5.625%	9/30/2033	10	10
[6]	Standard Building Solutions Inc.	6.250%	8/1/2033	5	5
	Steel Dynamics Inc.	4.000%	12/15/2028	80	80
[6]	Trivium Packaging Finance BV	8.250%	7/15/2030	18	19
[6]	Trivium Packaging Finance BV	12.250%	1/15/2031	5	5
[6]	WR Grace Holdings LLC	5.625%	8/15/2029	80	76
[6]	WR Grace Holdings LLC	7.375%	3/1/2031	30	31
					2,940
Real Estate (1.6%)
	American Homes 4 Rent LP	4.250%	2/15/2028	13	13
	American Tower Corp.	3.550%	7/15/2027	100	99
	American Tower Corp.	5.800%	11/15/2028	100	104
	American Tower Corp.	5.200%	2/15/2029	100	103
	Brandywine Operating Partnership LP	8.875%	4/12/2029	65	70
	Brandywine Operating Partnership LP	6.125%	1/15/2031	5	5
	COPT Defense Properties LP	4.500%	10/15/2030	12	12
	Crown Castle Inc.	3.650%	9/1/2027	60	59
	Crown Castle Inc.	3.800%	2/15/2028	30	30
	Crown Castle Inc.	4.800%	9/1/2028	30	30
	Crown Castle Inc.	3.100%	11/15/2029	30	29
	Crown Castle Inc.	3.300%	7/1/2030	80	76
	Digital Realty Trust LP	5.550%	1/15/2028	250	257
	Digital Realty Trust LP	3.600%	7/1/2029	400	392
	Healthpeak OP LLC	3.500%	7/15/2029	47	46
	Highwoods Realty LP	4.200%	4/15/2029	4	4
	Highwoods Realty LP	3.050%	2/15/2030	20	19
	Host Hotels & Resorts LP	4.250%	12/15/2028	20	20
	Hudson Pacific Properties LP	3.950%	11/1/2027	10	10
	Hudson Pacific Properties LP	5.950%	2/15/2028	110	108
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/2031	85	62
[6]	MPT Operating Partnership LP / MPT Finance Corp.	8.500%	2/15/2032	45	48
	Rexford Industrial Realty LP	5.000%	6/15/2028	75	76
	SBA Communications Corp.	3.875%	2/15/2027	70	69
	Service Properties Trust	5.500%	12/15/2027	70	69
[6]	Service Properties Trust	0.000%	9/30/2028	85	77
	UDR Inc.	3.500%	7/1/2027	100	99
					1,986
Technology (3.9%)
[6]	Cloud Software Group Inc.	6.500%	3/31/2029	25	25
[6]	Cloud Software Group Inc.	8.250%	6/30/2032	80	84
[7]	Cotiviti Corp.	7.625%	5/1/2031	100	97
	Dell International LLC / EMC Corp.	4.350%	2/1/2030	556	556
	Dell International LLC / EMC Corp.	6.200%	7/15/2030	150	160
	Dell International LLC / EMC Corp.	4.500%	2/15/2031	257	257
[6]	Foundry JV Holdco LLC	5.900%	1/25/2030	652	682
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	105	105
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	30	30
	Hewlett Packard Enterprise Co.	4.150%	9/15/2028	91	91
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	105	106
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	262	261
[6]	Imola Merger Corp.	4.750%	5/15/2029	90	89
	Intel Corp.	3.150%	5/11/2027	178	176
	Intel Corp.	3.750%	8/5/2027	40	40
	Intel Corp.	4.000%	8/5/2029	150	148
	Intel Corp.	2.450%	11/15/2029	30	28
	Intel Corp.	5.125%	2/10/2030	55	56
	Intel Corp.	3.900%	3/25/2030	285	279
[6]	Kioxia Holdings Corp.	6.250%	7/24/2030	55	57
[6]	Kioxia Holdings Corp.	6.625%	7/24/2033	5	5
[6]	McAfee Corp.	7.375%	2/15/2030	150	131
	Oracle Corp.	2.300%	3/25/2028	200	191
	Oracle Corp.	2.950%	4/1/2030	30	28
	Oracle Corp.	3.250%	5/15/2030	105	98
	Oracle Corp.	4.450%	9/26/2030	30	29
[6]	Rocket Software Inc.	9.000%	11/28/2028	120	124

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Roper Technologies Inc.	4.250%	9/15/2028	24	24
	Roper Technologies Inc.	4.450%	9/15/2030	25	25
[6]	SS&C Technologies Inc.	5.500%	9/30/2027	210	210
	Texas Instruments Inc.	4.500%	5/23/2030	250	254
[6]	UKG Inc.	6.875%	2/1/2031	150	155
	VMware LLC	3.900%	8/21/2027	100	100
	Workday Inc.	3.500%	4/1/2027	135	134
[7]	X Corp.	9.500%	10/29/2029	45	45
[7]	X Corp.	10.472%	10/29/2029	60	59
					4,939
Utilities (2.9%)
	Ameren Corp.	5.000%	1/15/2029	350	358
	Appalachian Power Co.	3.300%	6/1/2027	250	248
	Arizona Public Service Co.	2.600%	8/15/2029	100	94
[6]	California Buyer Ltd / Atlantica Sustainable Infrastructure plc	6.375%	2/15/2032	15	15
[6]	Calpine Corp.	4.500%	2/15/2028	40	40
[6]	Calpine Corp.	4.625%	2/1/2029	20	20
	Dominion Energy Inc.	6.875%	2/1/2055	160	166
	DTE Energy Co.	4.875%	6/1/2028	100	102
	DTE Energy Co.	5.100%	3/1/2029	100	102
[6]	Enel Finance International NV	4.125%	9/30/2028	210	210
[6]	Jersey Central Power & Light Co.	4.150%	1/15/2029	15	15
[6]	Jersey Central Power & Light Co.	4.400%	1/15/2031	20	20
	National Grid plc	5.602%	6/12/2028	50	52
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	190	192
	NiSource Inc.	3.490%	5/15/2027	150	149
	NiSource Inc.	5.250%	3/30/2028	35	36
[6]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/2028	90	89
	Pinnacle West Capital Corp.	4.900%	5/15/2028	30	30
[6]	PSEG Power LLC	5.200%	5/15/2030	75	77
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	60	62
	Public Service Enterprise Group Inc.	1.600%	8/15/2030	400	355
	Southern Co.	5.500%	3/15/2029	50	52
	Southern Co.	3.700%	4/30/2030	270	263
	Southern Co. Gas Capital Corp.	4.050%	9/15/2028	30	30
[6]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	10	10
[6]	Vistra Operations Co. LLC	4.300%	10/15/2028	170	170
	WEC Energy Group Inc.	5.150%	10/1/2027	150	153
	Wisconsin Electric Power Co.	3.950%	3/1/2029	300	300
[6]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	95	94
[6]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	115	118
[6]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	15	16
					3,638
Total Corporate Bonds (Cost $56,530)					56,962
Floating Rate Loan Interests (1.1%)
[7]	American Airlines Inc. Term Loan B, TSFR3M + 3.250%	7.134%	5/28/2032	30	30
[7]	Asurion LLC Term Loan B-13, TSFR1M + 4.250%	7.966%	9/19/2030	85	84
[7]	Bausch & Lomb Corp. Term Loan B, TSFR1M + 4.250%	7.966%	1/15/2031	200	200
[7]	Beach Acquisition Bidco LLC Term Loan B, TSFR3M + 3.250%	6.922%	9/12/2032	10	10
[7]	Boots Group Bidco Ltd. Term Loan, TSFR3M + 3.500%	7.206%	8/30/2032	5	5
[7]	Clarios Global LP Term Loan B, TSFR1M + 2.750%	6.466%	1/28/2032	120	120
[7,11]	Dayforce Inc.	—%	8/20/2032	195	194
[7]	Endo Luxembourg Finance Co. I Sarl Term Loan, TSFR1M + 3.750%	7.466%	4/23/2031	109	109
[7]	First Student Bidco Inc. Term Loan B, TSFR3M + 2.500%	6.172%	8/15/2030	6	6
[7]	First Student Bidco Inc. Term Loan C, TSFR3M + 2.500%	6.172%	8/15/2030	1	1
[7]	Froneri Lux Finco Sarl Term Loan, TSFR6M + 2.250%	6.122%	9/30/2032	55	55
[7]	Gryphon Acquire Newco LLC Term Loan B, TSFR6M + 3.000%	6.854%	9/13/2032	80	81
[7]	Lavender Dutch Borrower Co. BV Term Loan, TSFR6M + 3.250%	6.935%	12/2/2032	25	25
[7]	Opal Bidco SAS Term Loan B-4, TSFR3M + 3.000%	6.686%	4/28/2032	100	100
[7]	Orion US Finco Inc. Term Loan, TSFR3M + 3.500%	7.427%	10/8/2032	175	176
[7]	Qnity Electronics Inc. Term Loan B, TSFR6M + 2.000%	5.804%	11/1/2032	5	5
[7]	Rocket Software Inc. Term Loan B, TSFR1M + 3.750%	7.466%	11/28/2028	1	1
[7]	Sazerac Co. Inc. Term Loan B, TSFR1M + 2.500%	6.500%	7/9/2032	90	90
[7]	SS&C Technologies Inc. Term Loan B-8, TSFR1M + 2.000%	5.716%	5/9/2031	9	10
[7]	Truist Insurance Holdings LLC Term Loan, TSFR3M + 4.750%	8.422%	5/6/2032	50	51
Total Floating Rate Loan Interests (Cost $1,346)					1,353

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Sovereign Bonds (6.5%)
	Arab Republic of Egypt	5.875%	2/16/2031	200	200
	Baiterek National Managing Holding JSC	5.450%	5/8/2028	200	204
	Development Bank of Kazakhstan JSC	5.625%	4/7/2030	200	207
	Dominican Republic	5.950%	1/25/2027	200	202
	Dominican Republic	5.500%	2/22/2029	640	648
[6]	Eagle Funding Luxco Sarl	5.500%	8/17/2030	450	458
	Federative Republic of Brazil	4.625%	1/13/2028	200	200
	Kingdom of Jordan	7.750%	1/15/2028	200	209
	Kingdom of Morocco	2.375%	12/15/2027	550	529
	Magyar Export-Import Bank Zrt	6.125%	12/4/2027	332	341
[6]	Perusahaan Penerbit SBSN Indonesia III	4.500%	12/1/2030	200	200
	Republic of Argentina	1.000%	7/9/2029	4	3
	Republic of Argentina	5.000%	1/9/2038	25	19
[12]	Republic of Argentina, 1.750% coupon rate effective 7/9/2027	0.750%	7/9/2030	250	212
[12]	Republic of Argentina, 4.375% coupon rate effective 7/9/2027	4.125%	7/9/2046	105	75
	Republic of Chile	3.240%	2/6/2028	300	295
[3]	Republic of Ecuador	0.000%	7/31/2030	16	14
	Republic of Ecuador	6.900%	7/31/2030	55	54
[3]	Republic of Ghana	0.000%	1/3/2030	22	20
	Republic of Guatemala	4.375%	6/5/2027	400	397
	Republic of Hungary	6.125%	5/22/2028	500	519
[3]	Republic of Paraguay	4.950%	4/28/2031	200	203
	Republic of Peru	1.862%	12/1/2032	400	331
[10]	Republic of Serbia	3.125%	5/15/2027	842	984
	Republic of South Africa	4.850%	9/30/2029	250	250
	Republic of Turkiye	7.625%	4/26/2029	400	430
[10]	Romania	6.625%	9/27/2029	60	77
[10]	State of Israel	5.000%	10/30/2026	200	239
	Sultanate of Oman	5.375%	3/8/2027	200	202
[12]	Ukraine, 6.000% coupon rate effective 2/1/2027	4.500%	2/1/2034	60	37
	United Mexican States	4.750%	3/22/2031	473	468
Total Sovereign Bonds (Cost $8,117)					8,227
				Shares
Temporary Cash Investments (1.6%)
Money Market Fund (0.6%)
[13]	Vanguard Market Liquidity Fund	3.780%		7,496	750

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (1.0%)
United States Treasury Bill	3.490%–3.499%	12/24/2026	1,232	1,191
Total Temporary Cash Investments (Cost $1,941)				1,941
Total Investments (109.0%) (Cost $136,078)				136,827
Other Assets and Liabilities—Net (-9.0%)				(11,254)
Net Assets (100%)				125,573
Cost is in $000.
1	Securities with a value of $82 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $187 have been segregated as initial margin for open centrally cleared swap contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2025.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the aggregate value was $28,164, representing 22.4% of net assets.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Security value determined using significant unobservable inputs.
9	Guaranteed by the Republic of Azerbaijan.
10	Face amount denominated in euro.
11	Represents an unsettled loan as of December 31, 2025. The coupon rate is not known until the settlement date.
12	Step bond.
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ABS—Asset-Backed Security.
CLO—Collateralized Loan Obligation.
DAC—Designated Activity Company.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
2-Year U.S. Treasury Note	March 2026	(12)	(2,505)	—
5-Year U.S. Treasury Note	March 2026	(3)	(328)	—
10-Year U.S. Treasury Note	March 2026	(12)	(1,349)	5
Euro-Bobl	March 2026	(2)	(273)	1
Euro-Schatz	March 2026	(3)	(376)	—
Long U.S. Treasury Bond	March 2026	(1)	(116)	—
Ultra 10-Year U.S. Treasury Note	March 2026	(2)	(230)	1
Ultra Long U.S. Treasury Bond	March 2026	(1)	(118)	2
				9

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Toronto-Dominion Bank	3/18/2026	USD	1,433	EUR	1,226	—	(13)
State Street Bank & Trust Co.	3/18/2026	USD	120	EUR	103	—	(1)
						—	(14)
EUR—euro.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
Republic of South Africa	12/21/2030	USD	122	1.000	(2)	1
Republic of Turkiye	12/21/2030	USD	313	1.000	(14)	5
					(16)	6
1 Periodic premium received/(paid) quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D.	Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.	Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
F.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
G.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
H.	Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
I.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	52,558	—	52,558
Asset-Backed/Commercial Mortgage-Backed Securities	—	15,736	50	15,786
Corporate Bonds	—	56,962	—	56,962
Floating Rate Loan Interests	—	1,353	—	1,353
Sovereign Bonds	—	8,227	—	8,227
Temporary Cash Investments	750	1,191	—	1,941
Total	750	136,027	50	136,827
Derivative Financial Instruments
Assets
Futures Contracts[1]	9	—	—	9
Swap Contracts[1]	—	6	—	6
Total	9	6	—	15
Liabilities
Futures Contracts[1]	—	—	—	—
Forward Currency Contracts	—	(14)	—	(14)
Total	—	(14)	—	(14)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.